Distribution Date:	08/17/26	UBS Commercial Mortgage Trust 2018-C9
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2018-C9

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	UBS Commercial Mortgage Securitization Corp.
Certificate Factor Detail	3		Nicholas Galeone		nicholas.galeone@ubs.com
Certificate Interest Reconciliation Detail	4		11 Madison Avenue, 8th Floor | New York, NY 10010 | United States
		Master Servicer	Midland Loan Services
Additional Information	5
			askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		Niral Shah	(305) 485-2041	Niral.shah@rialtocapital.com
Mortgage Loan Detail (Part 1)	13-14		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	17
			Attention: UBS 2018-C9 Transaction Manager		notices@pentalphasurveillance.com
Historical Detail	18		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	22-24		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	25
Historical Liquidated Loan Detail	26
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	90291JAS6	2.930000%	17,267,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	90291JAT4	3.835000%	37,271,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	90291JAU1	4.090000%	37,671,000.00	22,197,923.35	8,791,751.48	75,657.92	0.00	0.00	8,867,409.40	13,406,171.87	31.56%	30.00%
A-3	90291JAV9	3.854000%	175,000,000.00	153,241,758.92	0.00	492,161.45	0.00	0.00	492,161.45	153,241,758.92	31.56%	30.00%
A-4	90291JAW7	4.117000%	320,724,000.00	320,724,000.00	0.00	1,100,350.59	0.00	0.00	1,100,350.59	320,724,000.00	31.56%	30.00%
A-S	90291JAZ0	4.318000%	56,693,000.00	56,693,000.00	0.00	204,000.31	0.00	0.00	204,000.31	56,693,000.00	23.60%	23.25%
B	90291JBA4	4.570000%	41,995,000.00	41,995,000.00	0.00	159,930.96	0.00	0.00	159,930.96	41,995,000.00	17.71%	18.25%
C	90291JBB2	5.106602%	39,896,000.00	39,896,000.00	0.00	1,493,194.29	0.00	0.00	1,493,194.29	39,896,000.00	12.10%	13.50%
D	90291JAC1	5.106602%	26,951,000.00	26,951,000.00	0.00	1,083,176.95	0.00	0.00	1,083,176.95	26,951,000.00	8.32%	10.29%
D-RR	90291JAF4	5.106602%	18,194,000.00	18,194,000.00	0.00	0.00	0.00	0.00	0.00	18,194,000.00	5.77%	8.13%
E-RR	90291JAH0	5.106602%	20,997,000.00	20,997,000.00	0.00	0.00	0.00	0.00	0.00	20,997,000.00	2.82%	5.63%
F-RR	90291JAK3	5.106602%	10,499,000.00	10,499,000.00	0.00	0.00	0.00	0.00	0.00	10,499,000.00	1.34%	4.38%
NR-RR	90291JAM9	5.106602%	36,746,550.00	29,122,926.42	0.00	0.00	0.00	19,561,160.94	0.00	9,561,765.48	0.00%	0.00%
Z	90291JAN7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	90291JAQ0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			839,904,550.00	740,511,608.69	8,791,751.48	4,608,472.47	0.00	19,561,160.94	13,400,223.95	712,158,696.27

X-A	90291JAX5	1.072039%	587,933,000.00	496,163,682.27	0.00	443,255.54	0.00	0.00	443,255.54	487,371,930.79
X-B	90291JAY3	0.485214%	138,584,000.00	138,584,000.00	0.00	56,035.70	0.00	0.00	56,035.70	138,584,000.00
Notional SubTotal			726,517,000.00	634,747,682.27	0.00	499,291.24	0.00	0.00	499,291.24	625,955,930.79

Deal Distribution Total					8,791,751.48	5,107,763.71	0.00	19,561,160.94	13,899,515.19

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	90291JAS6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	90291JAT4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	90291JAU1	589.25760797	233.38248202	2.00838629	0.00000000	0.00000000	0.00000000	0.00000000	235.39086831	355.87512596
A-3	90291JAV9	875.66719383	0.00000000	2.81235114	0.00000000	0.00000000	0.00000000	0.00000000	2.81235114	875.66719383
A-4	90291JAW7	1,000.00000000	0.00000000	3.43083333	0.00000000	0.00000000	0.00000000	0.00000000	3.43083333	1,000.00000000
A-S	90291JAZ0	1,000.00000000	0.00000000	3.59833330	0.00000000	0.00000000	0.00000000	0.00000000	3.59833330	1,000.00000000
B	90291JBA4	1,000.00000000	0.00000000	3.80833337	0.00000000	0.00000000	0.00000000	0.00000000	3.80833337	1,000.00000000
C	90291JBB2	1,000.00000000	0.00000000	37.42716789	(33.17166608)	0.00000000	0.00000000	0.00000000	37.42716789	1,000.00000000
D	90291JAC1	1,000.00000000	0.00000000	40.19060332	(35.93510148)	12.65786798	0.00000000	0.00000000	40.19060332	1,000.00000000
D-RR	90291JAF4	1,000.00000000	0.00000000	0.00000000	4.25550181	66.03511652	0.00000000	0.00000000	0.00000000	1,000.00000000
E-RR	90291JAH0	1,000.00000000	0.00000000	0.00000000	4.25550174	98.36628233	0.00000000	0.00000000	0.00000000	1,000.00000000
F-RR	90291JAK3	1,000.00000000	0.00000000	0.00000000	4.25550148	118.83414897	0.00000000	0.00000000	0.00000000	1,000.00000000
NR-RR	90291JAM9	792.53498410	0.00000000	0.00000000	3.37263417	233.71198466	0.00000000	532.32646167	0.00000000	260.20852243
Z	90291JAN7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	90291JAQ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	90291JAX5	843.91194621	0.00000000	0.75392186	0.00000000	0.00000000	0.00000000	0.00000000	0.75392186	828.95828401
X-B	90291JAY3	1,000.00000000	0.00000000	0.40434466	0.00000000	0.00000000	0.00000000	0.00000000	0.40434466	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	75,657.92	0.00	75,657.92	0.00	0.00	0.00	75,657.92	0.00
A-3	07/01/26 - 07/30/26	30	0.00	492,161.45	0.00	492,161.45	0.00	0.00	0.00	492,161.45	0.00
A-4	07/01/26 - 07/30/26	30	0.00	1,100,350.59	0.00	1,100,350.59	0.00	0.00	0.00	1,100,350.59	0.00
X-A	07/01/26 - 07/30/26	30	0.00	443,255.54	0.00	443,255.54	0.00	0.00	0.00	443,255.54	0.00
X-B	07/01/26 - 07/30/26	30	0.00	56,035.70	0.00	56,035.70	0.00	0.00	0.00	56,035.70	0.00
A-S	07/01/26 - 07/30/26	30	0.00	204,000.31	0.00	204,000.31	0.00	0.00	0.00	204,000.31	0.00
B	07/01/26 - 07/30/26	30	0.00	159,930.96	0.00	159,930.96	0.00	0.00	0.00	159,930.96	0.00
C	07/01/26 - 07/30/26	30	1,317,808.85	169,777.50	0.00	169,777.50	(1,323,416.79)	0.00	0.00	1,493,194.29	0.00
D	07/01/26 - 07/30/26	30	1,304,079.61	114,690.03	0.00	114,690.03	(968,486.92)	0.00	0.00	1,083,176.95	341,142.20
D-RR	07/01/26 - 07/30/26	30	1,119,255.32	77,424.60	0.00	77,424.60	77,424.60	0.00	0.00	0.00	1,201,442.91
E-RR	07/01/26 - 07/30/26	30	1,967,670.63	89,352.77	0.00	89,352.77	89,352.77	0.00	0.00	0.00	2,065,396.83
F-RR	07/01/26 - 07/30/26	30	1,197,863.70	44,678.51	0.00	44,678.51	44,678.51	0.00	0.00	0.00	1,247,639.73
NR-RR	07/01/26 - 07/30/26	30	8,428,309.77	123,932.67	0.00	123,932.67	123,932.67	0.00	0.00	0.00	8,588,109.13
Totals			15,334,987.88	3,151,248.55	0.00	3,151,248.55	(1,956,515.16)	0.00	0.00	5,107,763.71	13,443,730.80

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information
Total Available Distribution Amount (1)	13,899,515.19
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,161,104.11	Master Servicing Fee	2,877.35
Interest Reductions due to Nonrecoverability Determination	(366,877.64)	Certificate Administrator Fee	5,318.11
Interest Adjustments	1,696,245.25	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	318.83
ARD Interest	0.00	Operating Advisor Fee	982.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	191.30
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,490,471.72	Total Fees	9,687.58

Principal		Expenses/Reimbursements
Scheduled Principal	541,275.65	Reimbursement for Interest on Advances	31,786.23
Unscheduled Principal Collections		ASER Amount	(508,952.72)
Principal Prepayments	6,203,655.47	Special Servicing Fees (Monthly)	(150,650.09)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	836.99
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	(2,046,820.36)
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	6,744,931.12	Total Expenses/Reimbursements	(2,673,799.95)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	5,107,763.71
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	8,791,751.48
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	13,899,515.19
Total Funds Collected	11,235,402.84	Total Funds Distributed	11,235,402.82

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	740,511,608.69	740,511,608.69	Beginning Certificate Balance	740,511,608.69
(-) Scheduled Principal Collections	541,275.65	541,275.65	(-) Principal Distributions	8,791,751.48
(-) Unscheduled Principal Collections	6,203,655.47	6,203,655.47	(-) Realized Losses	19,561,160.94
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	21,607,981.30
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	(2,046,820.36)
(-) Realized Losses from Collateral	21,607,981.30	21,607,981.30	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	712,158,696.27	712,158,696.27	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	743,720,464.68	743,720,464.68	Ending Certificate Balance	712,158,696.27
Ending Actual Collateral Balance	713,369,625.57	713,369,625.57

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	7,623,624.56	0.00	UC / (OC) Change	0.00
Current Period Advances	(2,046,820.36)	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	5,576,804.20	0.00	Net WAC Rate	5.11%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	11	132,012,775.97	18.54%	19	4.8712	NAP	Defeased	11	132,012,775.97	18.54%	19	4.8712	NAP
6,000,000 or less	12	50,414,454.73	7.08%	19	5.4286	0.905040	1.35 or less	18	220,083,004.01	30.90%	18	5.1656	0.131517
6,000,001 to 11,000,000	9	79,549,828.46	11.17%	19	5.0265	2.013610	1.36 to 1.45	5	120,414,125.21	16.91%	19	5.0226	1.434334
11,000,001 to 16,000,000	7	99,561,326.09	13.98%	18	4.9258	0.523011	1.46 to 1.55	0	0.00	0.00%	0	0.0000	0.000000
16,000,001 to 21,000,000	5	94,233,911.30	13.23%	18	4.8809	1.357351	1.56 to 1.65	0	0.00	0.00%	0	0.0000	0.000000
21,000,001 to 26,000,000	1	25,000,000.00	3.51%	17	4.1910	2.390000	1.66 to 1.75	1	4,480,403.27	0.63%	19	5.7600	1.680000
26,000,001 to 31,000,000	2	57,614,125.21	8.09%	18	4.8440	1.050299	1.76 to 1.85	0	0.00	0.00%	0	0.0000	0.000000
31,000,001 to 36,000,000	4	135,315,274.51	19.00%	19	5.0871	1.300224	1.86 to 2.05	3	45,866,444.63	6.44%	19	4.3745	1.977537
36,000,001 to 41,000,000	1	38,457,000.00	5.40%	19	4.2020	1.980000	2.06 to 2.30	7	113,982,994.57	16.01%	19	4.9901	2.094928
41,000,001 to 46,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.31 or greater	7	75,318,948.61	10.58%	17	4.2597	2.913773
46,000,001 to 51,000,000	0	0.00	0.00%	0	0.0000	0.000000	Totals	52	712,158,696.27	100.00%	18	4.9157	1.373513
51,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	52	712,158,696.27	100.00%	18	4.9157	1.373513
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	17	132,012,775.97	18.54%	19	4.8712	NAP
							Defeased	17	132,012,775.97	18.54%	19	4.8712	NAP
Alabama	2	5,920,000.00	0.83%	19	4.2020	1.980000
							Industrial	4	30,329,135.13	4.26%	19	4.9628	1.481768
Arizona	1	3,847,385.97	0.54%	18	6.2130	0.880000
							Lodging	12	73,179,911.36	10.28%	19	5.6101	(0.506331)
Arkansas	1	3,118,024.70	0.44%	19	5.5545	1.930000
							Mixed Use	5	60,735,851.87	8.53%	18	4.6468	1.661500
California	27	110,779,452.03	15.56%	18	4.9171	1.580295
							Multi-Family	3	18,300,272.07	2.57%	18	5.4305	1.585860
Florida	5	41,356,788.11	5.81%	19	4.8505	1.743170
							Office	24	249,539,778.97	35.04%	19	4.9937	1.233967
Georgia	1	861,000.00	0.12%	19	4.2020	1.980000
							Retail	41	145,460,973.25	20.43%	18	4.5146	2.074489
Illinois	5	17,359,460.29	2.44%	19	5.4371	(0.670671)
							Self Storage	1	2,600,000.00	0.37%	18	4.7070	4.090000
Indiana	3	28,164,263.81	3.95%	19	5.4333	(0.510272)
							Totals	107	712,158,696.27	100.00%	18	4.9157	1.373513
Kentucky	1	6,982,857.14	0.98%	17	4.1910	2.390000

Massachusetts	1	30,000,000.00	4.21%	18	4.7340	2.070000

Missouri	5	36,245,935.05	5.09%	18	5.2897	0.016822

Nevada	4	37,200,685.82	5.22%	18	4.7248	2.241762

New Jersey	4	17,500,000.00	2.46%	18	5.0815	0.360000

New York	3	49,550,000.00	6.96%	19	4.8965	1.400394

North Carolina	3	12,554,285.71	1.76%	17	4.1910	2.390000

Ohio	7	27,393,158.09	3.85%	19	4.8657	0.441954

Oklahoma	2	8,297,546.13	1.17%	18	5.0382	2.006623

South Carolina	3	28,575,428.57	4.01%	18	4.3699	1.655521

Tennessee	1	6,089,000.00	0.86%	19	4.2020	1.980000

Texas	10	100,878,651.22	14.17%	19	5.1090	1.415186

Wisconsin	1	7,472,000.00	1.05%	19	4.2020	1.980000

Totals	107	712,158,696.27	100.00%	18	4.9157	1.373513

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	11	132,012,775.97	18.54%	19	4.8712	NAP	Defeased	11	132,012,775.97	18.54%	19	4.8712	NAP
	4.0000% or less	1	8,000,000.00	1.12%	20	3.9550	6.580000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0001% to 4.5000%	6	119,457,000.00	16.77%	18	4.2371	2.092760	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 5.0000%	9	170,873,326.52	23.99%	18	4.8082	1.490588	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0001% to 5.5000%	14	215,071,871.90	30.20%	19	5.1995	1.037657	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.5001% to 6.0000%	10	62,896,336.19	8.83%	19	5.6628	(0.409505)	49 months or greater	41	580,145,920.30	81.46%	18	4.9259	1.306804
	6.0001% or Greater	1	3,847,385.69	0.54%	18	6.2130	0.880000	Totals	52	712,158,696.27	100.00%	18	4.9157	1.373513
	Totals	52	712,158,696.27	100.00%	18	4.9157	1.373513
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	11	132,012,775.97	18.54%	19	4.8712	NAP	Defeased	11	132,012,775.97	18.54%	19	4.8712	NAP
	117 months or less	41	580,145,920.30	81.46%	18	4.9259	1.306804	Interest Only	19	339,347,000.00	47.65%	18	4.7063	1.608323
	118 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	22	240,798,920.30	33.81%	19	5.2353	0.881886
	Totals	52	712,158,696.27	100.00%	18	4.9157	1.373513	300 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
								351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	52	712,158,696.27	100.00%	18	4.9157	1.373513
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	11	132,012,775.97	18.54%	19	4.8712	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	35	455,145,920.30	63.91%	19	4.9815	1.144988
	13 months to 24 months	6	125,000,000.00	17.55%	18	4.7234	1.896000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	52	712,158,696.27	100.00%	18	4.9157	1.373513
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A1	30299654	OF	Austin	TX	Actual/360	5.215%	145,941.97	0.00	0.00	N/A	03/06/28	--	32,500,000.00	32,500,000.00	01/06/25
1A2	30299655				Actual/360	5.215%	145,941.97	0.00	0.00	N/A	03/06/28	--	32,500,000.00	32,500,000.00	01/06/25
2A11	30314295	RT	Various	Various	Actual/360	4.191%	54,133.75	0.00	0.00	N/A	01/01/28	--	15,000,000.00	15,000,000.00	08/01/26
2A12	30314296				Actual/360	4.191%	54,133.75	0.00	0.00	N/A	01/01/28	--	15,000,000.00	15,000,000.00	08/01/26
2A2	30314293				Actual/360	4.191%	90,222.92	0.00	0.00	N/A	01/01/28	--	25,000,000.00	25,000,000.00	08/01/26
2A7	30314294				Actual/360	4.191%	18,044.58	0.00	0.00	N/A	01/01/28	--	5,000,000.00	5,000,000.00	08/01/26
3A1	30299571	LO	Various	Various	Actual/360	5.674%	64,019.93	22,796.94	0.00	N/A	03/06/28	--	13,101,952.89	13,079,155.95	08/06/26
3A2	30313989				Actual/360	5.674%	64,019.93	22,796.94	0.00	N/A	03/06/28	--	13,101,952.89	13,079,155.95	08/06/26
3A3	30313990				Actual/360	5.674%	21,339.97	7,598.99	0.00	N/A	03/06/28	--	4,367,317.22	4,359,718.23	08/06/26
3A4	30313991				Actual/360	5.674%	21,339.97	7,598.99	0.00	N/A	03/06/28	--	4,367,317.22	4,359,718.23	08/06/26
3A5	30313992				Actual/360	5.674%	21,339.97	7,598.99	0.00	N/A	03/06/28	--	4,367,317.22	4,359,718.23	08/06/26
3A6	30313993				Actual/360	5.674%	21,339.97	7,598.99	0.00	N/A	03/06/28	--	4,367,317.22	4,359,718.23	08/06/26
4A1	30314013	MU	Oakland	CA	Actual/360	4.728%	122,140.00	0.00	0.00	N/A	02/06/28	--	30,000,000.00	30,000,000.00	08/06/26
4A3	30314015				Actual/360	4.728%	61,070.00	0.00	0.00	N/A	02/06/28	--	15,000,000.00	15,000,000.00	08/06/26
5	30314298	Various Various		Various	Actual/360	4.202%	139,152.38	0.00	0.00	N/A	03/01/28	--	38,457,000.00	38,457,000.00	08/01/26
6A14	30314135	Various Various		CA	Actual/360	4.890%	149,966.84	49,251.91	0.00	N/A	02/06/28	--	35,614,526.42	35,565,274.51	08/06/26
7	30314299	OF	New York	NY	Actual/360	5.050%	0.00	0.00	0.00	N/A	03/06/28	--	34,750,000.00	34,750,000.00	01/06/23
8	30314300	LO	Oakland	CA	Actual/360	6.018%	1,696,245.25	6,203,655.47	0.00	N/A	03/06/28	--	27,811,636.77	0.00	08/06/26
9A4	30314301	OF	Lowell	MA	Actual/360	4.734%	81,530.00	0.00	0.00	N/A	02/06/28	--	20,000,000.00	20,000,000.00	08/04/26
9A8	30314302				Actual/360	4.734%	40,765.00	0.00	0.00	N/A	02/06/28	--	10,000,000.00	10,000,000.00	08/04/26
10	30314303	MF	North Las Vegas	NV	Actual/360	4.550%	117,528.75	0.00	0.00	N/A	03/06/28	--	30,000,000.00	30,000,000.00	08/06/26
11A1	30299733	OF	Oakland	CA	Actual/360	5.280%	81,728.74	26,313.60	0.00	N/A	04/06/28	--	17,975,528.99	17,949,215.39	08/06/26
11A2	30299727				Actual/360	5.280%	44,007.78	14,168.87	0.00	N/A	04/06/28	--	9,679,130.58	9,664,961.71	08/06/26
12	30314304	IN	Ocala	FL	Actual/360	4.970%	118,340.60	37,341.39	0.00	03/01/28	03/01/30	--	27,651,466.60	27,614,125.21	08/01/26
13A1	30299532	IN	Various	CA	Actual/360	4.725%	66,594.84	23,389.64	0.00	N/A	02/06/28	--	16,367,394.47	16,344,004.83	08/06/26
13A2	30299538				Actual/360	4.725%	38,494.12	13,520.03	0.00	N/A	02/06/28	--	9,460,921.65	9,447,401.62	08/06/26
15	30299525	OF	Fort Mill	SC	Actual/360	4.433%	80,161.61	0.00	0.00	02/06/28	12/31/28	--	21,000,000.00	21,000,000.00	08/06/26
16	30314311	LO	Indianapolis	IN	Actual/360	5.300%	82,928.58	33,685.40	0.00	N/A	03/01/28	--	18,170,596.32	18,136,910.92	08/01/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
17	30314312	OF	Various	TX	Actual/360	4.740%	70,135.93	35,375.63	0.00	N/A	01/06/28	--	17,183,160.62	17,147,784.99	08/06/26
18	30314313	MF	Kissimmee	FL	Actual/360	4.365%	66,321.84	27,183.59	0.00	N/A	01/06/28	--	17,644,653.59	17,617,470.00	08/06/26
19	30299739	RT	Raleigh	NC	Actual/360	5.200%	74,051.01	28,632.72	0.00	N/A	03/06/28	--	16,537,447.26	16,508,814.54	08/06/26
21A3	30299470	OF	Florham Park	NJ	Actual/360	5.082%	43,757.36	0.00	0.00	N/A	02/06/28	--	10,000,000.00	10,000,000.00	08/06/26
21A4	30299471				Actual/360	5.082%	32,818.02	0.00	0.00	N/A	02/06/28	--	7,500,000.00	7,500,000.00	08/06/26
22	30299629	OF	Cleveland	OH	Actual/360	5.382%	0.00	0.00	0.00	N/A	03/06/28	--	15,456,872.38	15,456,872.38	09/06/19
23	30314314	RT	High Ridge	MO	Actual/360	4.800%	53,598.21	21,166.60	0.00	N/A	01/06/28	--	12,967,308.41	12,946,141.81	08/06/26
24	30314315	IN	Various	Various	Actual/360	5.110%	45,463.99	19,763.74	0.00	N/A	03/06/28	--	10,332,072.81	10,312,309.07	08/06/26
25	30314316	RT	Reno	NV	Actual/360	5.080%	46,274.98	14,939.55	0.00	N/A	04/01/28	--	10,578,482.51	10,563,542.96	08/01/26
27	30314317	OF	Melbourne	FL	Actual/360	5.385%	44,464.73	13,837.13	0.00	N/A	03/01/28	--	9,588,943.31	9,575,106.18	08/01/26
28	30314318	RT	Las Vegas	NV	Actual/360	5.213%	45,967.08	0.00	0.00	N/A	03/01/28	--	10,240,000.00	10,240,000.00	08/01/26
29	30314319	MU	Pineville	NC	Actual/360	5.398%	37,854.67	12,671.87	0.00	N/A	03/06/28	--	8,143,805.95	8,131,134.08	08/06/26
30	30314320	MU	Brooklyn	NY	Actual/360	3.955%	27,245.56	0.00	0.00	N/A	04/01/28	--	8,000,000.00	8,000,000.00	08/01/26
31	30299738	MF	Big Spring	TX	Actual/360	5.660%	33,109.73	11,963.98	0.00	N/A	02/06/28	--	6,793,287.77	6,781,323.79	08/06/26
32	30314321	MF	Brooklyn	NY	Actual/360	5.220%	30,566.00	0.00	0.00	N/A	03/06/28	--	6,800,000.00	6,800,000.00	08/06/26
34	30314322	LO	Duncan	OK	Actual/360	5.760%	22,284.06	12,350.04	0.00	N/A	03/01/28	--	4,492,753.31	4,480,403.27	08/01/26
35	30314323	OF	Scottsdale	AZ	Actual/360	5.093%	22,489.63	6,806.44	0.00	N/A	03/06/28	--	5,128,016.92	5,121,210.48	08/06/26
36	30299667	RT	Flower Mound	TX	Actual/360	5.543%	23,516.00	6,892.78	0.00	N/A	03/06/28	--	4,926,292.39	4,919,399.61	08/06/26
37	30314324	LO	Oro Valley	AZ	Actual/360	6.213%	20,679.84	17,945.14	0.00	N/A	02/06/28	--	3,865,330.83	3,847,385.69	08/06/26
38	30299548	MF	Lynn Haven	FL	Actual/360	5.404%	21,994.23	7,404.07	0.00	N/A	02/06/28	--	4,726,352.68	4,718,948.61	08/06/26
39	30299657	SS	Milton	WA	Actual/360	5.258%	21,145.13	6,904.99	0.00	N/A	03/06/28	--	4,669,969.12	4,663,064.13	08/06/26
40	30314326	RT	Farmington	MO	Actual/360	5.063%	18,745.89	8,288.04	0.00	N/A	03/06/28	--	4,299,707.97	4,291,419.93	08/06/26
41	30299656	SS	Edgewood	WA	Actual/360	5.408%	20,020.42	6,676.61	0.00	N/A	03/06/28	--	4,298,937.65	4,292,261.04	08/06/26
42	30299644	LO	Camden	AR	Actual/360	5.554%	14,955.79	8,812.05	0.00	N/A	03/06/28	--	3,126,836.75	3,118,024.70	08/06/26
43	30299507	SS	Riverside	CA	Actual/360	4.707%	10,538.45	0.00	0.00	N/A	02/06/28	--	2,600,000.00	2,600,000.00	08/06/26
Totals							4,490,471.72	6,744,931.12	0.00				740,511,608.69	712,158,696.27
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A1	0.00	0.00	--	--	02/11/26	14,016,964.78	775,766.94	82,659.80	1,939,334.56	0.00	0.00
1A2	0.00	0.00	--	--	02/11/26	14,016,964.78	775,766.94	82,659.80	1,939,334.56	0.00	0.00
2A11	23,865,424.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A12	23,865,424.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A2	23,865,424.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A7	23,865,424.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A1	(3,359,232.16)	0.00	--	--	09/11/25	3,989,104.26	0.00	0.00	0.00	0.00	0.00
3A2	(3,359,232.16)	0.00	--	--	09/11/25	3,989,104.26	0.00	0.00	0.00	0.00	0.00
3A3	(3,359,232.16)	0.00	--	--	09/11/25	1,329,701.34	0.00	0.00	0.00	0.00	0.00
3A4	(3,359,232.16)	0.00	--	--	09/11/25	1,329,701.34	0.00	0.00	0.00	0.00	0.00
3A5	(3,359,232.16)	0.00	--	--	09/11/25	1,329,701.34	0.00	0.00	0.00	0.00	0.00
3A6	(3,359,232.16)	0.00	--	--	09/11/25	1,329,701.34	0.00	0.00	0.00	0.00	0.00
4A1	3,852,227.95	3,524,615.40	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4A3	3,852,227.95	3,524,615.40	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5	3,322,813.54	829,167.23	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6A14	32,130,630.41	8,143,341.55	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7	380,289.35	0.00	--	--	04/13/26	25,791,737.41	1,428,677.16	(394.39)	3,165,844.75	638,862.94	0.00
8	(1,236,612.68)	(779,527.08)	01/01/26	03/31/26	01/12/26	19,340,275.08	1,077,697.05	0.00	0.00	0.00	(2,046,820.36)
9A4	16,050,458.00	16,235,406.00	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9A8	16,050,458.00	16,235,406.00	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
11A1	8,243,218.32	8,513,241.56	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11A2	8,243,218.32	8,513,241.56	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,738,444.05	2,797,696.89	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
13A1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13A2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	1,496,516.42	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,377,382.14	51,636.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
17	1,767,645.41	442,864.88	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21A3	3,554,832.31	445,689.98	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
21A4	3,554,832.31	445,689.98	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
22	(1,023,417.70)	0.00	--	--	08/11/26	23,194,478.98	2,308,028.16	(175.43)	398,697.83	87,216.36	0.00
23	1,061,525.14	1,098,494.05	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	1,618,200.09	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	1,251,454.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	2,247,438.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	621,170.28	554,576.20	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
32	503,229.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	806,255.13	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	481,997.54	437,717.79	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
37	511,355.54	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	994,868.08	995,022.05	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	704,609.86	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	608,287.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	515,432.17	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	191,587,292.71	72,008,895.44				109,657,434.91	6,365,936.25	164,749.79	7,443,211.70	726,079.30	(2,046,820.36)

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 29

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
8	30314300	6,203,655.47	DPO	0.00	0.00
Totals		6,203,655.47		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	4	115,206,872.38	0	0.00	4	115,206,872.38	0	0.00	0	0.00	1	6,203,655.47	4.915733%	4.900188%	18
07/17/26	0	0.00	0	0.00	11	186,691,683.81	0	0.00	4	115,206,872.38	0	0.00	0	0.00	0	0.00	4.957329%	4.941850%	20
06/17/26	0	0.00	0	0.00	11	186,774,167.47	0	0.00	4	115,206,872.38	0	0.00	0	0.00	0	0.00	4.957509%	4.942054%	21
05/15/26	0	0.00	0	0.00	11	186,849,386.73	0	0.00	4	115,206,872.38	0	0.00	0	0.00	0	0.00	4.957675%	4.942220%	22
04/17/26	0	0.00	0	0.00	11	186,931,128.19	0	0.00	4	115,206,872.38	0	0.00	0	0.00	0	0.00	4.957853%	4.942398%	23
03/17/26	0	0.00	0	0.00	11	187,005,584.23	0	0.00	4	115,206,872.38	0	0.00	0	0.00	0	0.00	4.958016%	4.942561%	24
02/18/26	0	0.00	0	0.00	11	187,100,421.71	0	0.00	4	115,206,872.38	0	0.00	0	0.00	0	0.00	4.958219%	4.942765%	25
01/16/26	0	0.00	0	0.00	11	187,174,054.55	0	0.00	4	115,206,872.38	0	0.00	0	0.00	0	0.00	4.958380%	4.942926%	26
12/17/25	0	0.00	0	0.00	11	187,247,329.33	0	0.00	4	115,206,872.38	0	0.00	0	0.00	0	0.00	4.958540%	4.943086%	27
11/18/25	0	0.00	0	0.00	11	187,327,197.89	0	0.00	4	115,206,872.38	0	0.00	0	0.00	0	0.00	4.958713%	4.943259%	28
10/20/25	0	0.00	0	0.00	11	187,399,728.03	0	0.00	4	115,206,872.38	0	0.00	0	0.00	0	0.00	4.958870%	4.943417%	29
09/17/25	0	0.00	0	0.00	11	187,478,879.33	0	0.00	4	115,206,872.38	0	0.00	0	0.00	0	0.00	4.959041%	4.943587%	30
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1A1	30299654	01/06/25	18	6	82,659.80	1,939,334.56	0.00	32,500,000.00	02/05/25	7			08/05/25
1A2	30299655	01/06/25	18	6	82,659.80	1,939,334.56	0.00	32,500,000.00	02/05/25	7			08/05/25
7	30314299	01/06/23	42	6	(394.39)	3,165,844.75	1,164,135.99	34,750,000.00	05/18/20	7			04/11/25
22	30299629	09/06/19	82	6	(175.43)	398,697.83	93,216.36	16,667,801.68	03/05/19	7			01/07/25
Totals					164,749.79	7,443,211.70	1,257,352.35	116,417,801.68
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		663,544,571	548,337,699	0		115,206,872
25 - 36 Months		21,000,000	21,000,000	0		0
37 - 48 Months		27,614,125	27,614,125	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	712,158,696	596,951,824	0	0	0	115,206,872
Jul-26	740,511,609	553,819,925	0	0	71,484,811	115,206,872
Jun-26	741,097,211	554,323,043	0	0	71,567,295	115,206,872
May-26	741,633,477	554,784,090	0	0	71,642,514	115,206,872
Apr-26	742,214,251	555,283,123	0	0	71,724,256	115,206,872
Mar-26	742,745,551	555,739,967	0	0	71,798,712	115,206,872
Feb-26	743,415,686	556,315,264	0	0	71,893,549	115,206,872
Jan-26	743,941,646	556,767,591	0	0	71,967,182	115,206,872
Dec-25	744,465,267	557,217,938	0	0	72,040,457	115,206,872
Nov-25	745,033,859	557,706,661	0	0	72,120,326	115,206,872
Oct-25	745,552,626	558,152,898	0	0	72,192,856	115,206,872
Sep-25	746,116,540	558,637,660	0	0	72,272,007	115,206,872
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1A1	30299654	32,500,000.00	32,500,000.00	47,100,000.00	12/30/25	4,961,096.73	1.44000	09/30/24	03/06/28	I/O
1A2	30299655	32,500,000.00	32,500,000.00	47,100,000.00	12/30/25	4,961,096.73	1.44000	09/30/24	03/06/28	I/O
3A1	30299571	13,079,155.95	13,079,155.95	36,400,000.00	--	(4,094,922.16)	(1.18000)	12/31/25	03/06/28	258
3A2	30313989	13,079,155.95	13,079,155.95	36,400,000.00	--	(4,094,922.16)	(1.18000)	12/31/25	03/06/28	258
3A4	30313991	4,359,718.23	4,359,718.23	36,400,000.00	--	(4,094,922.16)	(1.18000)	12/31/25	03/06/28	258
3A5	30313992	4,359,718.23	4,359,718.23	36,400,000.00	--	(4,094,922.16)	(1.18000)	12/31/25	03/06/28	258
3A6	30313993	4,359,718.23	4,359,718.23	36,400,000.00	--	(4,094,922.16)	(1.18000)	12/31/25	03/06/28	258
3A3	30313990	4,359,718.23	4,359,718.23	36,400,000.00	--	(4,094,922.16)	(1.18000)	12/31/25	03/06/28	258
7	30314299	34,750,000.00	34,750,000.00	17,900,000.00	01/29/26	380,289.35	0.21000	12/31/25	03/06/28	I/O
8	30314300	0.00	-	15,500,000.00	12/19/25	(882,306.95)	(1.58000)	03/31/26	03/06/28	258
21A3	30299470	10,000,000.00	10,000,000.00	95,800,000.00	12/04/17	288,459.48	0.36000	03/31/26	02/06/28	I/O
21A4	30299471	7,500,000.00	7,500,000.00	95,800,000.00	12/04/17	288,459.48	0.36000	03/31/26	02/06/28	I/O
22	30299629	15,456,872.38	16,667,801.68	6,800,000.00	09/18/25	(1,023,417.70)	(0.90000)	12/31/25	03/06/28	258
Totals		176,304,057.20	177,514,986.50	544,400,000.00		(15,595,855.84)

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 29

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
1A1	30299654	OF	TX	02/05/25	7

8/11/2026 - Aspen Lake Office Portfolio consists of three separate buildings: Tower of the Hills, Tower Point, and Aspen Lake One totaling 381,588 SF. The Loan transferred to Special Servicing on 2/5/2025 due to imminent monetary default.

Subsequen tly, the properties were foreclosed on August 5, 2025. Aspen Lake, Tower of The Hills and Tower Pointe are currently 18.94%, 65.42%, and 25.55% occupied respectively. The Special Servicer is currently drafting a lease for Q2

	Banking to take occupancy of A spen Lake and Tower Pointe. Disposition strategies are currently being analyzed.

1A2	30299655	Various	Various	02/05/25	7

8/11/2026 - Aspen Lake Office Portfolio consists of three separate buildings: Tower of the Hills, Tower Point, and Aspen Lake One totaling 381,588 SF. The Loan transferred to Special Servicing on 2/5/2025 due to imminent monetary default.

Subsequen tly, the properties were foreclosed on August 5, 2025. Aspen Lake, Tower of The Hills and Tower Pointe are currently 18.94%, 65.42%, and 25.55% occupied respectively. The Special Servicer is currently drafting a lease for Q2

	Banking to take occupancy of A spen Lake and Tower Pointe. Disposition strategies are currently being analyzed.

3A1	30299571	LO	Various	03/19/20	1

8/11/2026 - In May 2026, the Special Servicer received approval to pursue a receiver sale for seven out of the eight hotels in the portfolio. The Special Servicer had recommended not pursuing the sale of the Fairfield Inn Joplin hotel. As of July

2026, the Special Servicer is still seeking approval to amend the previously approved receiver sale due to one hotel, the Hilton Garden Inn Joplin, falling out of contract. The Special Servicer now seeks to re-engage a buyer for the Fairfield Inn

Joplin hotel and not pursue a sale of the Hilton Garden Inn Joplin hotel. Out of the six other hotels that do have executed PSAs, closings began in the first week of July. The Master Servicer has now confirmed receipt of funds from four of the six

	hotels under contract. The Special Servicer is working with the Master Servicer on applying the funds per the waterfall.

3A2	30313989	Various	Various	03/19/20	1

8/11/2026 - In May 2026, the Special Servicer received approval to pursue a receiver sale for seven out of the eight hotels in the portfolio. The Special Servicer had recommended not pursuing the sale of the Fairfield Inn Joplin hotel. As of July

2026, the Special Servicer is still seeking approval to amend the previously approved receiver sale due to one hotel, the Hilton Garden Inn Joplin, falling out of contract. The Special Servicer now seeks to re-engage a buyer for the Fairfield Inn

Joplin hotel and not pursue a sale of the Hilton Garden Inn Joplin hotel. Out of the six other hotels that do have executed PSAs, closings began in the first week of July. The Master Servicer has now confirmed receipt of funds from four of the six

	hotels under contract. The Special Servicer is working with the Master Servicer on applying the funds per the waterfall.

3A3	30313990	Various	Various	03/19/20	1

8/11/2026 - In May 2026, the Special Servicer received approval to pursue a receiver sale for seven out of the eight hotels in the portfolio. The Special Servicer had recommended not pursuing the sale of the Fairfield Inn Joplin hotel. As of July

2026, the Special Servicer is still seeking approval to amend the previously approved receiver sale due to one hotel, the Hilton Garden Inn Joplin, falling out of contract. The Special Servicer now seeks to re-engage a buyer for the Fairfield Inn

Joplin hotel and not pursue a sale of the Hilton Garden Inn Joplin hotel. Out of the six other hotels that do have executed PSAs, closings began in the first week of July. The Master Servicer has now confirmed receipt of funds from four of the six

	hotels under contract. The Special Servicer is working with the Master Servicer on applying the funds per the waterfall.

3A4	30313991	Various	Various	03/19/20	1

8/11/2026 - In May 2026, the Special Servicer received approval to pursue a receiver sale for seven out of the eight hotels in the portfolio. The Special Servicer had recommended not pursuing the sale of the Fairfield Inn Joplin hotel. As of July

2026, the Special Servicer is still seeking approval to amend the previously approved receiver sale due to one hotel, the Hilton Garden Inn Joplin, falling out of contract. The Special Servicer now seeks to re-engage a buyer for the Fairfield Inn

Joplin hotel and not pursue a sale of the Hilton Garden Inn Joplin hotel. Out of the six other hotels that do have executed PSAs, closings began in the first week of July. The Master Servicer has now confirmed receipt of funds from four of the six

	hotels under contract. The Special Servicer is working with the Master Servicer on applying the funds per the waterfall.

© 2021 Computershare. All rights reserved. Confidential.						Page 22 of 29

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
3A5	30313992	Various	Various	03/19/20	1

8/11/2026 - In May 2026, the Special Servicer received approval to pursue a receiver sale for seven out of the eight hotels in the portfolio. The Special Servicer had recommended not pursuing the sale of the Fairfield Inn Joplin hotel. As of July

2026, the Special Servicer is still seeking approval to amend the previously approved receiver sale due to one hotel, the Hilton Garden Inn Joplin, falling out of contract. The Special Servicer now seeks to re-engage a buyer for the Fairfield Inn

Joplin hotel and not pursue a sale of the Hilton Garden Inn Joplin hotel. Out of the six other hotels that do have executed PSAs, closings began in the first week of July. The Master Servicer has now confirmed receipt of funds from four of the six

	hotels under contract. The Special Servicer is working with the Master Servicer on applying the funds per the waterfall.

3A6	30313993	Various	Various	03/19/20	1

8/11/2026 - In May 2026, the Special Servicer received approval to pursue a receiver sale for seven out of the eight hotels in the portfolio. The Special Servicer had recommended not pursuing the sale of the Fairfield Inn Joplin hotel. As of July

2026, the Special Servicer is still seeking approval to amend the previously approved receiver sale due to one hotel, the Hilton Garden Inn Joplin, falling out of contract. The Special Servicer now seeks to re-engage a buyer for the Fairfield Inn

Joplin hotel and not pursue a sale of the Hilton Garden Inn Joplin hotel. Out of the six other hotels that do have executed PSAs, closings began in the first week of July. The Master Servicer has now confirmed receipt of funds from four of the six

	hotels under contract. The Special Servicer is working with the Master Servicer on applying the funds per the waterfall.

7	30314299	OF	NY	05/18/20	7

8/11/2026 - Special Servicer acquired title via foreclosure on 2/19/25. A short term lease extension was executed with a tenant as of 12/31/2025. As of 7/31/26, the property is 40.06% occupied to 5 tenants. The Special Servicer continues to

	activel y market the property for lease, final disposition is projected by Q4 2026.

8	30314300	LO	CA	09/07/23	8
	8/11/2026 - The property was sold through the receiver on 7/13/2026. Guarantor suit is pending. Court is directing both parties to complete discovery by 9/16/26.

21A3	30299470	OF	NJ	12/19/25	2

08/05/26: Loan transferred to Special Servicing on 12/19/25 due to imminent monetary default. The loan is a $62.5MM fixed-rate loan secured by a 361,454 sf suburban office park in Florham Park, NJ. Borrower advised that the DSCR has dropped below 1.00x due to the recent loss of a 25,000 sf tenant and that they are not in a position to fund operating expense shortfalls going forward. Workout proposal was rejected. Negotiations ongoing.

21A4	30299471	Various	Various	12/19/25	2

08/05/26: Loan transferred to Special Servicing on 12/19/25 due to imminent monetary default. The loan is a $62.5MM fixed-rate loan secured by a 361,454 sf suburban office park in Florham Park, NJ. Borrower advised that the DSCR has dropped belo w 1.00x due to the recent loss of a 25,000 sf tenant and that they are not in a position to fund operating expense shortfalls going forward. Workout proposal was rejected. Negotiations ongoing.

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
22	30299629	OF	OH	03/05/19	7

8/11/2026 - Lender foreclosed in May-24, sale confirmed in Oct-24 and the property became REO in Jan-25 upon recordation of the Sheriff''s Deed. Colliers engaged for property management and CBRE engaged for leasing. A new lease with a third party tha t will operate a café in the lobby is in process. Leasing agent is still pursuing new leases and renewals. A 2026-year end disposition is still projected.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1A1	30299654	0.00	5.21480%	0.00	5.21480%	8	01/04/23	12/19/22	01/04/23
1A2	30299655	0.00	5.21480%	0.00	5.21480%	8	01/04/23	12/19/22	01/04/23
4A1	30314013	0.00	4.72800%	0.00	4.72800%	8	03/28/24	03/28/24	04/15/24
4A3	30314015	0.00	4.72800%	0.00	4.72800%	8	03/28/24	03/28/24	04/15/24
6A14	30314135	0.00	4.89000%	0.00	4.89000%	8	12/08/23	12/08/23	01/11/24
34	30314322	5,283,652.37	5.76000%	5,275,225.19	5.76000%	8	05/29/20	05/29/20	06/10/20
Totals		5,283,652.37		5,275,225.19
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
8	30314300 08/17/26	27,811,636.77	15,500,000.00	14,252,946.43	8,049,290.96	14,252,946.43	6,203,655.47	21,607,981.30	0.00	0.00	21,607,981.30	69.70%
33	30299552 07/15/22	5,439,065.11	6,350,000.00	138,892.50	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		27,811,636.77	15,500,000.00	14,252,946.43	8,049,290.96	14,252,946.43	6,203,655.47	21,607,981.30	0.00	0.00	21,607,981.30
Cumulative Totals		33,250,701.88	21,850,000.00	14,391,838.93	8,049,290.96	14,252,946.43	6,203,655.47	21,607,981.30	0.00	0.00	21,607,981.30

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	08/16/24	522,781.05	0.00	0.00	0.00	0.00	522,781.05	0.00	0.00	522,781.05
8	30314300	08/17/26	0.00	0.00	21,607,981.30	0.00	0.00	21,607,981.30	0.00	(2,046,820.36)	19,561,160.94
33	30299552	07/25/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	21,607,981.30	0.00	0.00	21,607,981.30	0.00	(2,046,820.36)	19,561,160.94
Cumulative Totals			522,781.05	0.00	21,607,981.30	0.00	0.00	22,130,762.35	0.00	(2,046,820.36)	20,083,941.99

© 2021 Computershare. All rights reserved. Confidential.											Page 27 of 29

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1A1	0.00	0.00	6,996.53	0.00	0.00	62,913.31	0.00	0.00	8,375.00	0.00	0.00	0.00
1A2	0.00	0.00	6,996.53	0.00	0.00	62,913.31	0.00	0.00	8,375.00	0.00	0.00	0.00
3A1	0.00	0.00	2,820.56	0.00	0.00	(190,433.83)	0.00	0.00	8,587.57	0.00	0.00	0.00
3A2	0.00	0.00	2,820.56	0.00	0.00	(190,433.83)	0.00	0.00	2,640.02	0.00	0.00	0.00
3A3	0.00	0.00	940.19	0.00	0.00	(63,477.92)	0.00	0.00	928.06	0.00	0.00	0.00
3A4	0.00	0.00	940.19	0.00	0.00	(63,477.92)	0.00	0.00	928.06	0.00	0.00	0.00
3A5	0.00	0.00	940.19	0.00	0.00	(63,477.92)	0.00	0.00	928.06	0.00	0.00	0.00
3A6	0.00	0.00	940.19	0.00	0.00	(63,477.92)	0.00	0.00	928.06	0.00	0.00	0.00
7	0.00	0.00	7,480.90	0.00	0.00	0.00	0.00	151,114.24	0.00	0.00	0.00	0.00
8	(1,696,245.25)	0.00	(190,293.29)	0.00	0.00	0.00	0.00	144,124.54	(1.40)	0.00	0.00	0.00
21A3	0.00	0.00	2,152.78	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
21A4	0.00	0.00	1,614.58	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	71,638.87	0.00	0.00	0.00	0.00
30	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	97.80	0.00	0.00	0.00
31	0.00	0.00	0.00	0.00	450.74	0.00	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	0.00	0.00	386.25	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	(1,696,245.25)	0.00	(150,650.09)	0.00	836.99	(508,952.72)	0.00	366,877.64	31,786.23	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(1,956,347.20)

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29